Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Raw materials	$ 2,596	¥ 16,819	¥ 13,221
Work-in-progress	258	1,667	1,873
Finished goods	2,390	15,483	14,429
Consumables and spare parts	94	611	622
Allowance for obsolescence	(773)	(5,006)	(6,111)
Total inventories	$ 4,565	¥ 29,574	¥ 24,034